Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (92.8%)
Data Center REITs (10.9%)
	Equinix Inc.	646,447	699,992
	Digital Realty Trust Inc.	2,261,576	454,441
			1,154,433
Diversified REITs (1.9%)
	WP Carey Inc.	1,442,823	105,225
	Essential Properties Realty Trust Inc.	1,304,396	40,997
	Broadstone Net Lease Inc.	1,245,564	24,662
	Global Net Lease Inc.	1,300,397	12,432
	American Assets Trust Inc.	322,350	6,685
	CTO Realty Growth Inc.	212,924	4,312
	Gladstone Commercial Corp.	318,601	4,018
	AH Realty Trust Inc.	530,039	3,228
			201,559
Health Care REITs (16.4%)
	Welltower Inc.	4,518,729	982,100
	Ventas Inc.	3,092,713	271,726
	Omega Healthcare Investors Inc.	1,945,738	91,391
	Healthpeak Properties Inc.	4,575,174	73,981
	American Healthcare REIT Inc.	1,168,090	59,316
	CareTrust REIT Inc.	1,470,217	58,000
	Alexandria Real Estate Equities Inc.	1,023,950	41,480
	Healthcare Realty Trust Inc. Class A	2,199,137	41,124
	Sabra Health Care REIT Inc.	1,641,614	33,916
	National Health Investors Inc.	313,570	24,117
[1]	Medical Properties Trust Inc.	3,365,179	16,624
	LTC Properties Inc.	313,370	11,977
	Sila Realty Trust Inc.	362,748	11,038
	Diversified Healthcare Trust	1,115,487	8,411
	Universal Health Realty Income Trust	86,530	3,522
	Community Healthcare Trust Inc.	187,822	3,234
	Chiron Real Estate Inc.	84,120	2,950
			1,734,907
Hotel & Resort REITs (2.2%)
	Host Hotels & Resorts Inc.	4,527,637	95,669
	Ryman Hospitality Properties Inc.	394,057	41,411
	Apple Hospitality REIT Inc.	1,480,880	19,948
	DiamondRock Hospitality Co.	1,340,670	13,675
	Sunstone Hotel Investors Inc.	1,189,279	11,679
	Park Hotels & Resorts Inc.	915,400	10,500
	Pebblebrook Hotel Trust	747,330	10,500
	Xenia Hotels & Resorts Inc.	624,421	10,159
	RLJ Lodging Trust	897,343	7,394
	Service Properties Trust	3,847,147	5,963
	Summit Hotel Properties Inc.	718,053	3,569
	Chatham Lodging Trust	304,882	2,646
			233,113
Industrial REITs (11.4%)
	Prologis Inc.	6,115,582	868,535
	EastGroup Properties Inc.	351,261	70,674
	Rexford Industrial Realty Inc.	1,532,671	55,008
	First Industrial Realty Trust Inc.	871,858	54,064
	STAG Industrial Inc.	1,229,526	47,435
	Terreno Realty Corp.	680,790	44,387
	Americold Realty Trust Inc.	1,875,124	22,933
	LXP Industrial Trust	389,613	19,839
	Lineage Inc.	450,940	16,631
	Innovative Industrial Properties Inc.	184,607	10,015
	One Liberty Properties Inc.	106,527	2,419
			1,211,940

		Shares	Market Value ($000)
Multi-Family Residential REITs (6.9%)
	AvalonBay Communities Inc.	932,233	170,599
	Equity Residential	2,379,710	155,585
	Essex Property Trust Inc.	424,029	111,609
	Mid-America Apartment Communities Inc.	770,840	99,577
	UDR Inc.	2,067,051	75,117
	Camden Property Trust	700,475	73,564
	Independence Realty Trust Inc.	1,573,896	25,670
	Veris Residential Inc.	553,267	10,495
	Centerspace	109,886	7,502
	NexPoint Residential Trust Inc.	142,428	4,115
	Apartment Investment & Management Co. Class A	892,760	3,794
			737,627
Office REITs (2.4%)
	BXP Inc.	991,091	57,939
	Vornado Realty Trust	1,074,680	32,122
	Cousins Properties Inc.	1,105,590	28,314
	Kilroy Realty Corp.	739,786	24,605
	COPT Defense Properties	745,180	23,287
	SL Green Realty Corp.	467,509	19,827
	Highwoods Properties Inc.	723,974	17,600
	Douglas Emmett Inc.	1,101,765	11,910
*	Piedmont Realty Trust Inc.	821,013	6,864
	Easterly Government Properties Inc. Class A	288,566	6,755
	JBG SMITH Properties	389,307	5,840
	Empire State Realty Trust Inc. Class A	948,795	5,285
	Peakstone Realty Trust	242,357	5,085
	Brandywine Realty Trust	1,146,850	3,475
*	Hudson Pacific Properties Inc.	357,258	3,290
			252,198
Other Specialized REITs (6.9%)
	Iron Mountain Inc.	1,946,110	245,191
	VICI Properties Inc. Class A	6,698,882	195,607
	Gaming & Leisure Properties Inc.	1,863,273	90,294
	Lamar Advertising Co. Class A	571,897	78,830
	Millrose Properties Inc.	1,014,844	31,125
	Outfront Media Inc.	990,916	30,570
	EPR Properties	501,229	27,974
	Four Corners Property Trust Inc.	698,344	17,857
	Safehold Inc.	306,555	4,911
	Farmland Partners Inc.	269,038	2,892
	Gladstone Land Corp.	234,131	2,245
			727,496
Retail REITs (14.2%)
	Simon Property Group Inc.	2,149,393	437,853
	Realty Income Corp.	6,056,596	389,076
	Kimco Realty Corp.	4,458,520	105,399
	Regency Centers Corp.	1,144,038	89,063
	Brixmor Property Group Inc.	2,015,369	60,643
	Federal Realty Investment Trust	539,609	59,843
	Agree Realty Corp.	756,738	58,352
	NNN REIT Inc.	1,250,295	54,750
	Kite Realty Group Trust	1,425,495	37,291
	Macerich Co.	1,686,105	36,639
	Phillips Edison & Co. Inc.	828,168	33,263
	Tanger Inc.	757,938	28,104
	Acadia Realty Trust	862,448	18,646
	Urban Edge Properties	828,216	18,155
	Curbline Properties Corp.	624,395	17,233
	InvenTrust Properties Corp.	511,185	16,419
	Getty Realty Corp.	361,037	11,958
[1]	NETSTREIT Corp.	550,159	11,317
	Whitestone REIT	302,174	5,723
	CBL & Associates Properties Inc.	100,994	4,547
	Alexander's Inc.	15,164	3,821
	Saul Centers Inc.	88,189	3,036
	SITE Centers Corp.	327,355	1,797
			1,502,928

		Shares	Market Value ($000)
Self-Storage REITs (5.4%)
	Public Storage	919,700	278,163
	Extra Space Storage Inc.	1,397,392	200,288
	CubeSmart	1,501,285	60,772
	National Storage Affiliates Trust	481,406	20,489
	Smartstop Self Storage REIT Inc.	364,676	11,480
			571,192
Single-Family Residential REITs (3.5%)
	Invitation Homes Inc.	3,834,156	110,309
	Sun Communities Inc.	814,213	104,089
	Equity LifeStyle Properties Inc.	1,212,399	76,733
	American Homes 4 Rent Class A	2,195,151	69,893
	UMH Properties Inc.	532,723	8,284
			369,308
Telecom Tower REITs (9.2%)
	American Tower Corp.	3,082,209	563,150
	Crown Castle Inc.	2,867,110	254,542
	SBA Communications Corp.	701,490	155,170
			972,862
Timber REITs (1.5%)
	Weyerhaeuser Co.	4,745,953	116,371
	Rayonier Inc.	1,888,660	40,058
			156,429
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,566,640)			9,825,992
Real Estate Management & Development (6.7%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	247,138	15,958
*	Tejon Ranch Co.	133,337	2,609
	RMR Group Inc. Class A	105,477	1,879
			20,446
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	215,011	13,388
*	Forestar Group Inc.	133,929	3,785
			17,173
Real Estate Operating Companies (0.2%)
[1]	Landbridge Co. LLC Class A	183,334	12,601
	Kennedy-Wilson Holdings Inc.	726,642	7,920
*	Seritage Growth Properties Class A	243,102	627
			21,148
Real Estate Services (6.1%)
*	CBRE Group Inc. Class A	1,959,301	279,651
*	Jones Lang LaSalle Inc.	310,715	98,848
*	CoStar Group Inc.	2,790,336	96,573
*	Zillow Group Inc. Class C	1,090,682	48,426
*	Opendoor Technologies Inc.	5,965,589	32,095
*	Compass Inc. Class A	4,232,337	32,039
*	Cushman & Wakefield Ltd.	1,524,847	21,409
	Newmark Group Inc. Class A	997,131	16,074
*	Zillow Group Inc. Class A	323,039	14,411
	Marcus & Millichap Inc.	166,358	4,623
	eXp World Holdings Inc.	626,865	3,899
			648,048
Total Real Estate Management & Development (Cost $710,493)			706,815

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund (Cost $62,954)	3.685%	629,628	62,956
Total Investments (100.1%) (Cost $8,340,087)				10,595,763
Other Assets and Liabilities—Net (-0.1%)				(7,411)
Net Assets (100%)				10,588,352
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,383.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,292 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Park Hotels & Resorts Inc.	2/1/2027	GSI	4,536	(3.640)	46	—
Public Storage	8/31/2026	BANA	36,658	(3.640)	—	(371)
VICI Properties Inc. Class A	8/31/2026	BANA	13,539	(4.339)	358	—
VICI Properties Inc. Class A	3/12/2027	CITNA	498	(4.090)	7	—
					411	(371)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,532,807	—	—	10,532,807
Temporary Cash Investments	62,956	—	—	62,956
Total	10,595,763	—	—	10,595,763

Derivative Financial Instruments
Assets
Swap Contracts	—	411	—	411
Liabilities
Swap Contracts	—	(371)	—	(371)